Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss)	$ (1,009,581)	$ (3,212,766)	$ (4,037,365)	$ (982,577)
Adjustments to reconcile net (loss) to net cash (used in) operating activities
Loss on settlement of covertible notes		2,336,035	2,313,151
Fair value of stock options issued		$ 62,629	$ 47,007	$ 66,451
Common stock issued for services rendered		80,400	110,400	75,908
Amortization of discount to note payable	$ 29,333	$ 102,155	$ 144,322	$ 318,642
Bad debt expense				2,000
Impariment loss on intangible expense				7,000
Changes in fair value of derivative liabilities	436,051	309,931	761,722	(199,102)
Derivative liabilities expense		31,434
Other receivables		(90,000)
Accounts payable and accrued expenses	146,053	(20,124)	153,504	310,876
Due from/to related party	(33,015)	36,499	26,894	305,328
Net cash (used in) operating activities:	(431,158)	(363,807)	(480,365)	(95,473)
Cash flows from financing activities
Proceeds from issuance of note payable	290,000	135,000	110,000	50,000
Proceeds from issuance convertible note payable	131,500	300,000	369,000
Proceeds from issuance of note payable - related party				50,000
Cash contribution				1,000
Net cash provided by financing activities	421,500	435,000	479,000	101,000
Net increase/(decrease) in cash and cash equivalents	(9,658)	71,194	(1,365)	5,527
Cash and cash equivalents, including restricted, beginning of year	26,298	27,661	27,661	22,132
Cash and cash equivalents, including restricted, end of period	16,642	98,856	26,298	27,661
Non-cash financing activities
Issuance of 34,166,664 shares of common stock to retire convertible notes payable	275,159
Issuance of 15,608,696 common stocks to reitre notes payable and warrant		629,181	629,181
Issuance of 6,746,356 Common stocks to retire convertible notes payable			150,000
Issuance of 182,057 Common stock to retire accured expense			24,506
Converting 25,000 of accrued expense to promissory note			25,000
Supplemental disclosure of cash flow information:
Interest
Income taxes